SEGMENT INFORMATION (Details Narrative) - FUTURETECH II ACQUISITION CORP [Member]		6 Months Ended
	Aug. 14, 2025 shares	Jun. 30, 2025 Segment	Oct. 15, 2026	Oct. 17, 2025
Number of operating segments | Segment		1
Subsequent Event [Member]
Share tendered for redemption | shares	228,287
FUTURETECH II ACQUISITION CORP [Member] | Forecast [Member]
Ownership percentage			100.00%
FUTURETECH II ACQUISITION CORP [Member] | Forecast [Member] | Subsequent Event [Member]
Ownership percentage				100.00%